Segmental analysis - Adjusted results reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 51,727	$ 49,552	$ 50,429
ECL	(3,592)	928	(8,817)
Operating expenses	(33,330)	(34,620)	(34,432)
Share of profit in associates and joint ventures	2,723	3,046	1,597
Profit before tax	17,528	18,906	8,777
Operating segments
Disclosure of operating segments [line items]
Revenue	55,345	47,020	48,848
ECL	(3,592)	754	(8,815)
Operating expenses	(30,466)	(30,104)	(30,445)
Share of profit in associates and joint ventures	2,723	2,933	2,107
Profit before tax	24,010	20,603	11,695
Significant items
Disclosure of operating segments [line items]
Revenue	(3,618)	(542)	58
ECL	0	0	0
Operating expenses	(2,864)	(2,335)	(2,817)
Share of profit in associates and joint ventures	0	0	(462)
Profit before tax	(6,482)	(2,877)	(3,221)
Currency translation
Disclosure of operating segments [line items]
Revenue		3,074	1,523
ECL		174	(2)
Operating expenses		(2,181)	(1,170)
Share of profit in associates and joint ventures		113	(48)
Profit before tax		$ 1,180	$ 303